Consolidated Statement of Changes in Shareholders' Equity (Parenthetical) - Common Stock [Member]	11 Months Ended
Dec. 31, 2021 USD ($) shares
Stock Issued During Period, Shares, New Issues | shares	1,003,012
Payments of Stock Issuance Costs | $	$ 138,256
[custom:IssuanceOfUnitsNetOfIssuanceCostsShares] | shares	1,001,242
[custom:UnitIssuanceCosts] | $	$ 62,155